UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 1997

Check here if Amendment [  ]; Amendment Number: _____
This Amendment (Check only one.): [    ] is a restatement.
                                  [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Schwerin Boyle Capital Management, Inc.
Address:  1391 Main Street
          Springfield, MA  01103

13F File Number: 28-4834

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     M. Eleanor Murphy
Title:    Vice President
Phone:    413-784-0990

Signature, Place, and Date of Signing:

/s/ M. Eleanor Murphy, Springfield, MA, February 11, 1998

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:             -0-

Form 13F Information Table Entry Total:        23

Form 13F Information Table Value Total:  $242,032

List of Other Included Managers:

None

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
FORM 13F INFORMATION TABLE

                                   TITLE              VALUE     SHARES  SH/  PUT/  INVSTMT OTH  VOTING AUTHORITY
NAME OF ISSUER                    OF CLASS CUSIP     (X$1000)  PRN/AMT  PRN  CALL  DSCRETN MGRS SOLE SHARED NONE

American Management Systems, Inc.    COM   027352103  13092     671400   SH         SOLE        50000       621400
Atwood Oceanics, Inc.                COM   050095108   2966      62600   SH         SOLE                     62600
California Center Bank               COM   No Cusip    2872     170207   SH         SOLE         9292       160915
Cathay Bancorp                       COM   149150104  10598     290347   SH         SOLE        25100       265247
Chateau Communities                  COM   161739107  12517     397372   SH         SOLE        31781       365591
Dover Downs Entertainment, Inc.      COM   260086103   2927     127600   SH         SOLE                    127600
Federal Home Loan Mortgage Corp.     COM   313400301  24080     574190   SH         SOLE        43600       530590
First Data Corporation               COM   319963104   3178     108650   SH         SOLE         6200       102450
GBC Bancorp                          COM   361475106   6493     101850   SH         SOLE                    101850
GoodMark Foods, Inc.                 COM   382387108  13104     708300   SH         SOLE        50000       658300
Hanmi Bank                           COM   410493100   9123     506838   SH         SOLE        56183       450655
International Speedway Corp.         COM   460335102   2749     116350   SH         SOLE         7500       108850
Leucadia National Corp.              COM   527288104   3644     105612   SH         SOLE                    105612
Littelfuse, Inc.                     COM   537008104  11138     447750   SH         SOLE        30000       417750
Mercury General Corp.                COM   589400100  33233     601500   SH         SOLE        45000       556500
Mestek, Inc.                         COM   590829107   5624     299950   SH         SOLE        33300       266650
National Golf Properties, Inc.       COM   63623G109  19252     586719   SH         SOLE        40500       546219
Penske Motorsports, Inc.             COM   709598106   2009      80750   SH         SOLE        10000        70750
Pulitzer Publishing Co.	             COM   745771105    739      11764   SH         SOLE                     11764
Union Corp.                          COM   906072103  27488     874360   SH         SOLE        70000       804360
United Asset Management Corp.        COM   909420101  11893     486650   SH         SOLE        35800       450850
Valassis Communications, Inc.        COM   918866104  17656     477190   SH         SOLE        42000       435190
Wells Fargo & Co.                    COM   949740104   5660      16675   SH         SOLE          900        15775